Interest expense (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Interest Expense
Interest expense consists of the following:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Gross interest expense	US$	1,148.5	Rs.	86,899.6	Rs.	72,714.5	Rs.	59,734.5
Less: Interest capitalized *		(189.6)		(14,346.5)		(15,128.5)		(12,943.2)

Total	US$	958.9	Rs.	72,553.1	Rs.	57,586.0	Rs.	46,791.3